Dodge & Cox Global Bond Fund
DODGE & COX GLOBAL BOND FUND
INVESTMENT OBJECTIVES
The Fund seeks a high rate of total return consistent with long-term preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Dodge & Cox Global Bond Fund
Sales charge (load) imposed on purchases	none
Deferred sales charge (load)	none
Sales charge (load) imposed on reinvested distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dodge & Cox Global Bond Fund
Management fees		0.50%
Distribution and/or service (12b-1) fees		none
Other expenses (transfer agent, custody, accounting, legal, etc.)		1.68%
Total Annual Fund Operating Expenses		2.18%
Expense Reimbursement	[1]	1.58%
Net Expenses	[1]	0.60%
[1]	Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Annual Fund Operating expenses at 0.60% through April 30, 2016. The term of the agreement renews annually thereafter unless terminated with 30 days' written notice by either party prior to the end of the term.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
  You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods;
  Your investment has a 5% return each year; and
  The Fund's total annual fund operating expenses remain the same but Dodge & Cox or the Fund terminates the expense reimbursement agreement as of April 30, 2016.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dodge & Cox Global Bond Fund	61	529	1,024	2,389

PORTFOLIO TURNOVER
The Fund incurs transaction costs when Dodge & Cox buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. From the Fund’s inception on May 1, 2014 to the most recent fiscal year end, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in bonds and other debt instruments of issuers from at least three different countries, including emerging market countries. The Fund is not required to allocate its investments in set percentages to particular countries and may invest in emerging markets without limit. Under normal circumstances, the Fund invests at least 40% of its total assets in securities of non-U.S. issuers and at least 80% of its total assets in debt instruments, which may, in each case, be represented by derivatives such as forward contracts, futures contracts, swap agreements, or options contracts. Debt instruments in which the Fund may invest include, but are not limited to, government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, and other debt securities, and may include fixed and floating rate instruments. The Fund invests in both U.S. dollar-denominated and non-U.S. currency-denominated debt instruments.

The Fund invests primarily in investment-grade debt instruments (instruments rated Baa3 or higher by Moody's Investors Service (Moody's), BBB- or higher by Standard & Poor's Ratings Group (S&P) or Fitch Ratings (Fitch), or equivalently rated by any nationally recognized statistical rating organization (NRSRO), or, if unrated, are deemed to be of investment-grade quality by Dodge & Cox). Up to 20% of the Fund's total assets may be invested in debt obligations rated below investment grade, commonly referred to as high-yield or "junk" bonds. The Fund is non-diversified (as defined in the 1940 Act), which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case for a diversified fund.

The Fund may enter into various currency- or interest rate-related transactions involving derivative instruments, including forwards contracts, futures contracts, swaps agreements, and options contracts. The Fund may use derivatives to seek to minimize the impact of losses to one or more of its investments (as a "hedging technique") or to implement its investment strategy. For example, the Fund may invest in derivative instruments that provide exposure to a specific security or market sector as a substitute for a direct investment in the security or sector itself or to benefit from changes in the relative values of selected currencies. The Fund may use interest rate derivatives for a variety of purposes, including, but not limited to, managing the Fund's duration or adjusting the Fund's exposure to debt securities with different maturities.

In selecting securities, Dodge & Cox considers many factors, including, without limitation, yield, structure, covenants, credit quality, liquidity, call risk, duration, and capital appreciation potential. For all securities that are denominated in a foreign currency, Dodge & Cox analyzes whether to accept or hedge the associated interest rate and currency risks. Dodge & Cox considers, among other things, a country's economic outlook and political stability, the protections provided to foreign investors, relative interest rates, exchange rates, a country's monetary and fiscal policies, its debt stock, and its ability to meet its funding needs.

The Fund may purchase or sell holdings for a variety of reasons such as to alter sector, geographic, or currency exposure or to shift the overall portfolio's risk profile. The proportions of the Fund's assets held in various debt instruments will be revised in light of Dodge & Cox's appraisal of the global economy, the relative yields of securities in the various market sectors and countries, the potential for a currency's appreciation, the investment prospects for issuers, the countries' domestic and political conditions, and other factors.
PRINCIPAL RISKS OF INVESTING
You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:
  Manager risk. Dodge & Cox’s opinion about the intrinsic worth of a company or security may be incorrect or the market may continue to undervalue the company or security. Dodge & Cox may not make timely purchases or sales of securities for the Fund.
  Interest rate risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of obligations with shorter maturities.
  Credit risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.
  Below investment-grade securities risk. Debt securities rated below investment grade, also known as “high-yield” or “junk” securities generally have greater credit risk, more price volatility, and less liquidity than investment-grade securities.
  Call risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds at lower interest rates.
  Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities and may be magnified in a rising interest rate environment or other circumstances that cause increased supply in the market due to selling activity.
  Non-diversification risk. As a non-diversified fund, the Fund may invest a larger percentage of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.
  Mortgage- and asset-backed securities risk. Mortgage-related securities permit early repayment of principal based on prepayment of the underlying assets; changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur faster than expected, the Fund receives lower interest payments than it expects. If prepayments occur slower than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government-sponsored entities (GSEs) are not issued or guaranteed by the U.S. Treasury; there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations.
  Non-U.S. investment risk. Securities of non-U.S. issuers may be less liquid, more volatile and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. securities may decline in value due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss. These risks may be higher when investing in emerging market issuers. Certain of these risks may also apply to securities of U.S. issuers with significant non-U.S. operations.
  Emerging market risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets.
  Non-U.S. currency risk. Foreign currencies may decline relative to the U.S. dollar, which reduces the unhedged value of investments denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure.
  Derivatives risk. Investing with derivatives, such as forward currency contracts, interest rate swaps, and futures contracts involves risks additional to those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress.
  Sovereign debt risk. An issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due. In the event of a default by a governmental entity on a sovereign debt obligation, there may be few or no effective legal remedies for collecting on such debt.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad measure of market performance.

Dodge & Cox Global Bond Fund, L.L.C., a private fund managed and funded by Dodge & Cox (the “Private Fund”), was reorganized into the Fund and the Fund commenced operations on May 1, 2014. The Private Fund was organized as Delaware limited liability company and was treated as a disregarded entity under the Internal Revenue Code of 1986, as amended (the “Code”). The Private Fund commenced operations on December 5, 2012, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Private Fund was not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance. The Fund’s performance for periods prior to the commencement of operations on May 1, 2014, is that of the Private Fund. The performance of the Private Fund has not been restated because the net total operating expense ratio of the Private Fund and the Fund (after the application of the expense reimbursement agreement) are the same. A copy of the 2012 and 2013 audited financial statements of the Private Fund is available on the SEC’s website at http://www/sec.gov.Archives/edgar/data/29440/ 000119312514133696/d647972dex99q.htm, or by calling the Fund at 800-621-3979.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800-621-3979 for current performance figures.
DODGE & COX GLOBAL BOND FUND Annual total returns 2013-2014 (%)

Highest/Lowest quarterly results during the time period were: Highest: 3.03% (quarter ended June 30, 2014) Lowest: –2.35% (quarter ended September 30, 2014)
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2014
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Dodge & Cox Global Bond Fund	1.67%	2.16%	Dec. 05, 2012
Dodge & Cox Global Bond Fund Return after taxes on distributions	1.07%	1.87%	Dec. 05, 2012
Dodge & Cox Global Bond Fund Return after taxes on distributions and sale of Fund shares	0.95%	1.52%	Dec. 05, 2012
Dodge & Cox Global Bond Fund Barclays Global Aggregate Bond Index (reflects no deduction for expenses or taxes)	0.58%	(1.32%)	Dec. 05, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. After-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.